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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/28/2013

 Shares

 Value

 COMMON STOCKS - 97.8%

 Energy - 9.1%

 Oil & Gas Drilling - 0.2%

 62,900

 Nabors Industries, Ltd. *

 $

 1,054,204

 Oil & Gas Equipment & Services - 3.0%

 88,400

 Basic Energy Services, Inc. *

 $

 1,293,292

 51,100

 Cameron International Corp. *

 3,256,092

 68,000

 Dresser-Rand Group, Inc. *

 4,192,880

 69,000

 FMC Technologies, Inc. *

 3,581,790

 18,300

 Oil States International, Inc. *

 1,393,545

 $

 13,717,599

 Oil & Gas Exploration & Production - 5.0%

 36,500

 Bonanza Creek Energy, Inc. *

 $

 1,234,795

 163,394

 Cabot Oil & Gas Corp.

 10,125,524

 60,000

 Cobalt International Energy, Inc. *

 1,480,200

 30,700

 Concho Resources, Inc. *

 2,761,772

 27,600

 PDC Energy, Inc. *

 1,287,264

 20,000

 Pioneer Natural Resources Co.

 2,516,200

 31,000

 Range Resources Corp.

 2,380,800

 60,000

 Trilogy Energy Corp.

 1,587,533

 $

 23,374,088

 Oil & Gas Storage & Transportation - 0.9%

 85,900

 SemGroup Corp. *

 $

 3,959,131

 Total Energy

 $

 42,105,022

 Materials - 6.6%

 Commodity Chemicals - 0.3%

 13,100

 Westlake Chemical Corp.

 $

 1,129,482

 Diversified Chemicals - 0.5%

 29,800

 Eastman Chemical Co.

 $

 2,077,954

 Fertilizers & Agricultural Chemicals - 0.1%

 10,800

 The Scotts Miracle-Gro Co.

 $

 478,548

 Industrial Gases - 0.5%

 25,000

 Airgas, Inc.

 $

 2,507,000

 Specialty Chemicals - 2.5%

 46,100

 Ecolab, Inc.

 $

 3,528,955

 200,000

 Flotek Industries, Inc. *

 2,808,000

 30,900

 Valspar Corp.

 1,903,749

 47,000

 WR Grace & Co. *

 3,364,260

 $

 11,604,964

 Construction Materials - 1.4%

 51,000

 Eagle Materials, Inc.

 $

 3,279,810

 66,000

 Vulcan Materials Co.

 3,361,380

 $

 6,641,190

 Metal & Glass Containers - 0.3%

 32,000

 Ball Corp.

 $

 1,421,120

 Paper Packaging - 0.7%

 35,000

 Rock Tenn Co.

 $

 3,095,750

 Steel - 0.3%

 91,600

 Steel Dynamics, Inc.

 $

 1,398,732

 Total Materials

 $

 30,354,740

 Capital Goods - 6.6%

 Building Products - 1.0%

 16,800

 Armstrong World Industries, Inc.

 $

 858,984

 70,000

 Fortune Brands Home & Security, Inc. *

 2,418,500

 62,900

 Masco Corp.

 1,211,454

 $

 4,488,938

 Construction & Engineering - 0.5%

 76,057

 KBR, Inc.

 $

 2,311,372

 Electrical Components & Equipment - 0.7%

 25,000

 Acuity Brands, Inc.

 $

 1,703,250

 26,600

 Eaton Corp Plc

 1,648,402

 $

 3,351,652

 Construction & Farm Machinery & Heavy Trucks - 1.8%

 66,000

 Joy Global, Inc.

 $

 4,180,440

 225,000

 The Manitowoc Co., Inc.

 4,167,000

 $

 8,347,440

 Industrial Machinery - 2.3%

 43,000

 Chart Industries, Inc. *

 $

 3,120,080

 90,000

 Ingersoll-Rand Plc

 4,738,500

 51,300

 Lincoln Electric Holdings, Inc.

 2,875,365

 $

 10,733,945

 Trading Companies & Distributors - 0.3%

 6,100

 WW Grainger, Inc.

 $

 1,381,406

 Total Capital Goods

 $

 30,614,753

 Commercial Services & Supplies - 4.1%

 Diversified Support Services - 1.8%

 153,000

 United Rentals, Inc. *

 $

 8,171,730

 Research & Consulting Services - 2.3%

 49,000

 CoStar Group, Inc. *

 $

 4,936,260

 176,000

 Nielsen Holdings NV *

 5,929,440

 $

 10,865,700

 Total Commercial Services & Supplies

 $

 19,037,430

 Transportation - 3.0%

 Airlines - 2.4%

 45,000

 Alaska Air Group, Inc. *

 $

 2,319,750

 40,600

 Copa Holdings SA

 4,239,452

 158,900

 Delta Air Lines, Inc. *

 2,267,503

 173,200

 US Airways Group, Inc. *

 2,326,076

 $

 11,152,781

 Railroads - 0.6%

 25,500

 Kansas City Southern

 $

 2,625,735

 Total Transportation

 $

 13,778,516

 Automobiles & Components - 2.2%

 Auto Parts & Equipment - 1.4%

 119,000

 Lear Corp.

 $

 6,356,980

 Motorcycle Manufacturers - 0.8%

 69,000

 Harley-Davidson, Inc.

 $

 3,631,470

 Total Automobiles & Components

 $

 9,988,450

 Consumer Durables & Apparel - 2.2%

 Homebuilding - 0.2%

 25,000

 Lennar Corp.

 $

 964,750

 Apparel, Accessories & Luxury Goods - 2.0%

 33,000

 Lululemon Athletica, Inc. *

 $

 2,212,650

 76,000

 Michael Kors Holdings, Ltd. *

 4,505,280

 90,000

 True Religion Apparel, Inc.

 2,402,100

 $

 9,120,030

 Total Consumer Durables & Apparel

 $

 10,084,780

 Consumer Services - 2.4%

 Hotels, Resorts & Cruise Lines - 1.0%

 76,800

 Wyndham Worldwide Corp.

 $

 4,626,432

 Restaurants - 1.4%

 54,000

 Buffalo Wild Wings, Inc. *

 $

 4,249,260

 7,500

 Chipotle Mexican Grill, Inc. *

 2,375,925

 $

 6,625,185

 Total Consumer Services

 $

 11,251,617

 Media - 3.3%

 Broadcasting - 0.6%

 40,000

 Discovery Communications, Inc. *

 $

 2,933,200

 Cable & Satellite - 0.6%

 40,000

 Liberty Global, Inc. *

 $

 2,755,600

 Movies & Entertainment - 2.1%

 160,000

 Cinemark Holdings, Inc.

 $

 4,448,000

 198,000

 Imax Corp. *

 5,088,600

 $

 9,536,600

 Total Media

 $

 15,225,400

 Retailing - 10.9%

 Distributors - 1.9%

 405,600

 LKQ Corp. *

 $

 8,594,664

 Internet Retail - 1.0%

 160,000

 HomeAway, Inc. *

 $

 4,720,000

 General Merchandise Stores - 1.1%

 56,000

 Dollar General Corp. *

 $

 2,595,040

 50,962

 Dollar Tree, Inc. *

 2,302,718

 $

 4,897,758

 Apparel Retail - 3.3%

 73,728

 Francesca's Holdings Corp. *

 $

 1,876,378

 82,400

 Ross Stores, Inc.

 4,775,904

 146,000

 TJX Companies, Inc.

 6,565,620

 55,800

 Urban Outfitters, Inc. *

 2,261,016

 $

 15,478,918

 Home Improvement Retail - 1.2%

 145,000

 Lowe's Companies, Inc.

 $

 5,531,750

 Specialty Stores - 1.4%

 23,941

 Five Below, Inc. *

 $

 952,852

 37,000

 Tractor Supply Co. *

 3,847,630

 18,000

 Ulta Salon Cosmetics & Fragrance, Inc.

 1,594,080

 $

 6,394,562

 Automotive Retail - 1.0%

 125,000

 CarMax, Inc. *

 $

 4,801,250

 Total Retailing

 $

 50,418,902

 Food & Staples Retailing - 1.7%

 Food Retail - 1.7%

 75,000

 The Fresh Market, Inc. *

 $

 3,496,500

 48,921

 Whole Foods Market, Inc.

 4,188,616

 $

 7,685,116

 Total Food & Staples Retailing

 $

 7,685,116

 Food, Beverage & Tobacco - 3.6%

 Soft Drinks - 1.0%

 41,700

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 4,659,558

 Agricultural Products - 0.6%

 41,000

 Ingredion, Inc.

 $

 2,714,200

 Packaged Foods & Meats - 2.0%

 191,000

 Green Mountain Coffee Roasters, Inc. *

 $

 9,122,160

 Total Food, Beverage & Tobacco

 $

 16,495,918

 Health Care Equipment & Services - 5.0%

 Health Care Equipment - 2.1%

 258,100

 Hologic, Inc. *

 $

 5,634,323

 107,900

 Insulet Corp. *

 2,435,303

 77,000

 Masimo Corp.

 1,528,450

 $

 9,598,076

 Health Care Supplies - 1.0%

 146,500

 Align Technology, Inc. *

 $

 4,605,960

 Health Care Services - 1.2%

 45,490

 Catamaran Corp. *

 $

 2,443,268

 26,000

 DaVita HealthCare Partners, Inc. *

 3,110,120

 $

 5,553,388

 Health Care Facilities - 0.7%

 115,000

 Brookdale Senior Living, Inc. *

 $

 3,183,200

 Total Health Care Equipment & Services

 $

 22,940,624

 Pharmaceuticals, Biotechnology & Life Sciences - 9.2%

 Biotechnology - 3.8%

 4,700

 Alexion Pharmaceuticals, Inc. *

 $

 407,678

 186,800

 Alkermes Plc *

 4,055,428

 21,600

 BioMarin Pharmaceutical, Inc. *

 1,252,152

 83,800

 Cubist Pharmaceuticals, Inc. *

 3,555,634

 301,100

 NPS Pharmaceuticals, Inc. *

 2,402,778

 20,000

 Onyx Pharmaceuticals, Inc. *

 1,506,200

 13,900

 Regeneron Pharmaceuticals, Inc. *

 2,321,300

 49,200

 Vertex Pharmaceuticals, Inc. *

 2,303,544

 $

 17,804,714

 Pharmaceuticals - 4.4%

 74,000

 Actavis, Inc. *

 $

 6,301,840

 185,000

 Akorn, Inc. *

 2,553,000

 83,781

 Jazz Pharmaceuticals Plc *

 4,874,379

 101,600

 Salix Pharmaceuticals, Ltd. *

 4,963,160

 73,200

 ViroPharma, Inc. *

 1,825,608

 $

 20,517,987

 Life Sciences Tools & Services - 1.0%

 52,300

 Agilent Technologies, Inc.

 $

 2,169,404

 46,300

 Illumina, Inc. *

 2,321,019

 $

 4,490,423

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 42,813,124

 Diversified Financials - 3.2%

 Consumer Finance - 0.8%

 100,000

 Discover Financial Services

 $

 3,853,000

 Asset Management & Custody Banks - 1.6%

 145,000

 Blackstone Group LP

 $

 2,740,500

 100,669

 Walter Investment Management Corp. *

 4,622,720

 $

 7,363,220

 Investment Banking & Brokerage - 0.8%

 90,000

 Evercore Partners, Inc.

 $

 3,663,000

 Total Diversified Financials

 $

 14,879,220

 Insurance - 0.7%

 Property & Casualty Insurance - 0.7%

 140,000

 Fidelity National Financial, Inc.

 $

 3,491,600

 Total Insurance

 $

 3,491,600

 Real Estate - 2.1%

 Residential REIT - 0.9%

 85,000

 American Campus Communities, Inc.

 $

 3,842,000

 Real Estate Services - 1.2%

 58,800

 Jones Lang LaSalle, Inc.

 $

 5,682,432

 Total Real Estate

 $

 9,524,432

 Software & Services - 14.6%

 Internet Software & Services - 5.1%

 151,933

 Akamai Technologies, Inc. *

 $

 5,615,444

 77,000

 eBay, Inc. *

 4,210,360

 115,012

 ExactTarget, Inc. *

 2,564,768

 8,100

 Google, Inc. *

 6,489,720

 21,000

 LinkedIn Corp. *

 3,531,780

 20,000

 Rackspace Hosting, Inc. *

 1,117,200

 $

 23,529,272

 IT Consulting & Other Services - 0.5%

 51,000

 Gartner, Inc. *

 $

 2,537,760

 Data Processing & Outsourced Services - 3.8%

 31,300

 Alliance Data Systems Corp. *

 $

 4,966,997

 195,000

 Genpact, Ltd.

 3,433,950

 13,100

 Mastercard, Inc.

 6,783,442

 30,000

 WEX, Inc. *

 2,250,300

 $

 17,434,689

 Application Software - 5.2%

 21,982

 ANSYS, Inc. *

 $

 1,666,236

 90,000

 Autodesk, Inc. *

 3,304,800

 50,700

 Citrix Systems, Inc. *

 3,594,630

 115,000

 Nuance Communications, Inc. *

 2,117,150

 140,000

 QLIK Technologies, Inc. *

 3,640,000

 18,000

 Salesforce.com, Inc. *

 3,045,960

 111,320

 SS&C Technologies Holdings, Inc. *

 2,817,509

 300,000

 Tangoe, Inc. *

 4,101,000

 $

 24,287,285

 Total Software & Services

 $

 67,789,006

 Technology Hardware & Equipment - 2.1%

 Communications Equipment - 1.2%

 105,590

 Aruba Networks, Inc. *

 $

 2,631,303

 10,500

 F5 Networks, Inc. *

 991,515

 33,000

 Palo Alto Networks, Inc. *

 2,017,290

 $

 5,640,108

 Computer Storage & Peripherals - 0.9%

 84,089

 SanDisk Corp. *

 $

 4,237,245

 Total Technology Hardware & Equipment

 $

 9,877,353

 Semiconductors & Semiconductor Equipment - 4.3%

 Semiconductors - 4.3%

 90,000

 Analog Devices, Inc.

 $

 4,069,800

 50,000

 Avago Technologies, Ltd.

 1,711,000

 115,000

 Broadcom Corp.

 3,922,650

 115,000

 Maxim Integrated Products, Inc.

 3,585,700

 165,000

 Skyworks Solutions, Inc. *

 3,514,500

 85,000

 Xilinx, Inc.

 3,167,950

 $

 19,971,600

 Total Semiconductors & Semiconductor Equipment

 $

 19,971,600

 Telecommunication Services - 0.7%

 Alternative Carriers - 0.7%

 125,000

 tw telecom, Inc. *

 $

 3,165,000

 Total Telecommunication Services

 $

 3,165,000

 Utilities - 0.2%

 Gas Utilities - 0.2%

 16,900

 National Fuel Gas Co.

 $

 983,411

 Total Utilities

 $

 983,411

 TOTAL COMMON STOCKS

 (Cost $359,892,512)

 $

 452,476,014

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.1%

 Repurchase Agreement - 2.1%

 10,005,000

 Deutsche Bank AG, 0.18%, dated 2/28/13, repurchase price of $10,005,000 plus accrued interest on 3/1/13 collateralized by the following:

 $1,586,647 U.S. Treasury Bond, 2.75-9.25%, 2/15/16-11/15/42

 $7,083,366 U.S. Treasury Note, 0.25-4.875%, 3/15/13-11/15/22

 $1,543,646 U.S. Treasury Strip, 0.00%, 3/7/13-2/6/14

 $

 10,005,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,005,000)

 $

 10,005,000

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 $

 462,481,014

 (Cost $369,897,512) (a)

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 278,341

 TOTAL NET ASSETS - 100.0%

 $

 462,759,355

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At February 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $373,307,201 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 103,149,431

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (13,975,618)

 Net unrealized gain

 $

 89,173,813

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments:

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
452,476,014

$
-

$
-

$
452,476,014

 Repurchase Agreement

-

10,005,000

-

10,005,000

 Total

$
452,476,014

$
10,005,000

$
-

$
462,481,014

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 2/28/13

 Shares

 Value

 COMMON STOCKS - 93.5%

 Energy - 6.3%

 Oil & Gas Exploration & Production - 6.3%

 802,300

 Approach Resources, Inc. *

 $

 19,856,925

 855,000

 Gulfport Energy Corp. *

 35,012,250

 834,000

 Oasis Petroleum, Inc. *

 30,607,800

 1,739,700

 SandRidge Energy, Inc. *

 9,916,290

 $

 95,393,265

 Total Energy

 $

 95,393,265

 Capital Goods - 19.7%

 Aerospace & Defense - 4.1%

 1,817,593

 The KEYW Holding Corp. *

 $

 26,355,098

 484,483

 Triumph Group, Inc.

 35,565,897

 $

 61,920,995

 Building Products - 3.0%

 620,466

 AO Smith Corp.

 $

 44,381,933

 Industrial Machinery - 8.9%

 838,800

 Actuant Corp.

 $

 25,507,908

 872,930

 Altra Holdings, Inc. *

 22,469,218

 307,679

 CLARCOR, Inc.

 15,688,552

 802,400

 Colfax Corp. *

 34,824,160

 235,104

 Middleby Corp. *

 35,103,378

 $

 133,593,216

 Trading Companies & Distributors - 3.7%

 769,200

 Beacon Roofing Supply, Inc. *

 $

 28,383,480

 352,000

 Watsco, Inc.

 27,410,240

 $

 55,793,720

 Total Capital Goods

 $

 295,689,864

 Commercial Services & Supplies - 3.8%

 Environmental & Facilities Services - 1.9%

 200,000

 Heritage-Crystal Clean, Inc. *

 $

 2,950,000

 760,995

 Waste Connections, Inc. *

 26,033,639

 $

 28,983,639

 Human Resource & Employment Services - 1.9%

 1,166,900

 WageWorks, Inc. *

 $

 27,550,509

 Total Commercial Services & Supplies

 $

 56,534,148

 Transportation - 1.3%

 Trucking - 1.3%

 842,500

 Roadrunner Transportation Systems, Inc. *

 $

 19,192,150

 Total Transportation

 $

 19,192,150

 Consumer Durables & Apparel - 4.0%

 Apparel, Accessories & Luxury Goods - 1.3%

 742,745

 True Religion Apparel, Inc.

 $

 19,823,864

 Footwear - 2.7%

 271,500

 Deckers Outdoor Corp. *

 $

 10,952,310

 699,440

 Wolverine World Wide, Inc.

 29,516,368

 $

 40,468,678

 Total Consumer Durables & Apparel

 $

 60,292,542

 Consumer Services - 2.3%

 Restaurants - 2.3%

 159,500

 Buffalo Wild Wings, Inc. *

 $

 12,551,055

 1,165,300

 Texas Roadhouse, Inc.

 22,536,902

 $

 35,087,957

 Total Consumer Services

 $

 35,087,957

 Retailing - 7.0%

 Distributors - 2.5%

 1,776,526

 LKQ Corp. *

 $

 37,644,586

 Catalog Retail - 1.1%

 320,000

 HSN, Inc. *

 $

 17,120,000

 Apparel Retail - 1.5%

 507,900

 The Children's Place Retail Stores, Inc. *

 $

 23,089,134

 Specialty Stores - 1.9%

 530,100

 Vitamin Shoppe, Inc. *

 $

 27,856,755

 Total Retailing

 $

 105,710,475

 Health Care Equipment & Services - 12.1%

 Health Care Equipment - 2.4%

 402,297

 Globus Medical, Inc. *

 $

 5,813,192

 439,200

 Sirona Dental Systems, Inc. *

 31,191,984

 $

 37,005,176

 Health Care Supplies - 5.3%

 1,185,500

 Align Technology, Inc. *

 $

 37,272,120

 608,610

 Haemonetics Corp. *

 25,105,162

 925,000

 Spectranetics Corp. *

 16,788,750

 $

 79,166,032

 Health Care Distributors - 2.5%

 300,335

 MWI Veterinary Supply, Inc. *

 $

 37,920,297

 Health Care Technology - 1.9%

 1,592,409

 Omnicell, Inc. *

 $

 28,695,210

 Total Health Care Equipment & Services

 $

 182,786,715

 Pharmaceuticals, Biotechnology & Life Sciences - 7.0%

 Pharmaceuticals - 7.0%

 2,947,400

 Akorn, Inc. *

 $

 40,674,120

 821,700

 Questcor Pharmaceuticals, Inc.

 26,787,420

 776,600

 Salix Pharmaceuticals, Ltd. *

 37,936,910

 $

 105,398,450

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 105,398,450

 Banks - 2.3%

 Regional Banks - 2.3%

 1,211,858

 BankUnited, Inc. *

 $

 34,368,293

 Total Banks

 $

 34,368,293

 Diversified Financials - 6.1%

 Consumer Finance - 2.5%

 319,899

 Portfolio Recovery Associates, Inc. *

 $

 37,404,191

 Asset Management & Custody Banks - 1.9%

 197,500

 Affiliated Managers Group, Inc. *

 $

 28,880,425

 Investment Banking & Brokerage - 1.7%

 727,780

 Stifel Financial Corp. *

 $

 25,137,521

 Total Diversified Financials

 $

 91,422,137

 Insurance - 1.0%

 Property & Casualty Insurance - 1.0%

 319,710

 ProAssurance Corp.

 $

 14,991,202

 Total Insurance

 $

 14,991,202

 Software & Services - 18.3%

 Internet Software & Services - 2.0%

 1,596,800

 Dice Holdings, Inc. *

 $

 15,393,152

 987,900

 Vocus, Inc. *

 13,870,116

 $

 29,263,268

 IT Consulting & Other Services - 1.3%

 909,075

 Virtusa Corp. *

 $

 19,045,121

 Data Processing & Outsourced Services - 4.5%

 962,667

 Cardtronics, Inc. *

 $

 25,375,902

 572,310

 WEX, Inc. *

 42,928,973

 $

 68,304,875

 Application Software - 9.4%

 432,250

 ANSYS, Inc. *

 $

 32,764,550

 515,840

 Ellie Mae, Inc. *

 10,471,552

 1,070,554

 RealPage, Inc. *

 23,188,200

 1,267,438

 Seachange International, Inc. *

 14,600,886

 317,500

 SolarWinds, Inc. *

 17,926,050

 542,100

 Solera Holdings, Inc. *

 30,520,230

 390,003

 Synchronoss Technologies, Inc. *

 11,766,391

 $

 141,237,859

 Systems Software - 1.1%

 401,270

 MICROS Systems, Inc. *

 $

 17,174,356

 Total Software & Services

 $

 275,025,479

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductors - 2.3%

 540,442

 Hittite Microwave Corp. *

 $

 35,031,451

 Total Semiconductors & Semiconductor Equipment

 $

 35,031,451

 TOTAL COMMON STOCKS

 (Cost $1,067,284,759)

 $

 1,406,924,128

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 7.3%

 Repurchase Agreements - 7.3%

 56,825,000

 Deutsche Bank AG, 0.18%, dated 2/28/13, repurchase price of $56,825,000 plus accrued interest on 3/1/13 collateralized by the following:

 $9,011,618 U.S. Treasury Bond, 2.75%-9.25%, 2/15/16-11/15/42

 $40,231,111 U.S. Treasury Note, 0.25%-4.875%, 3/15/13-11/15/22

 $8,767,385 U.S. Treasury Strip, 0.00%, 3/7/13-2/6/14

 $

 56,825,000

 52,825,000

 TD Securities, Inc., 0.14%, dated 2/28/13, repurchase price of

 52,825,000

 $52,825,000 plus accrued interest on 3/1/13 collateralized by $53,881,595

 U.S. Treasury Bond, 2.125%, 7/8/29 - 1/8/41

 $

 109,650,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $109,650,000)

 $

 109,650,000

 TOTAL INVESTMENT IN SECURITIES - 100.8%

 (Cost $1,176,934,759) (a)

 $

 1,516,574,128

 OTHER ASSETS & LIABILITIES - (0.8)%

 $

 (11,930,916)

 TOTAL NET ASSETS - 100.0%

 $

 1,504,643,212

 *

 Non-income producing security.

 (a)

 At February 28, 2013, the net unrealized gain on investments based on cost for federal, Income tax purposes of $1,178,424,595 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 395,068,049

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (56,918,516)

 Net unrealized gain

 $

 338,149,533

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,406,924,128

$
-

$
-

$
1,406,924,128

 Repurchase Agreements

-

109,650,000

-

109,650,000

 Total

$
1,406,924,128

$
109,650,000

$
-

$
1,516,574,128

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 2/28/13

 Value

 Shares

 COMMON STOCKS - 94.9%

 Energy - 4.7%

 Oil & Gas Equipment & Services - 1.4%

 16,170

 Schlumberger, Ltd.

 $

 1,258,834

 Oil & Gas Exploration & Production - 3.3%

 9,305

 Concho Resources, Inc. *

 $

 837,078

 60,980

 Denbury Resources, Inc. *

 1,104,958

 25,715

 Southwestern Energy Co. *

 881,253

 $

 2,823,289

 Total Energy

 $

 4,082,123

 Materials - 4.0%

 Industrial Gases - 2.0%

 15,780

 Praxair, Inc.

 $

 1,783,929

 Specialty Chemicals - 2.0%

 22,405

 Ecolab, Inc.

 $

 1,715,103

 Total Materials

 $

 3,499,032

 Capital Goods - 12.9%

 Aerospace & Defense - 4.6%

 10,650

 Precision Castparts Corp.

 $

 1,987,184

 21,850

 United Technologies Corp.

 1,978,518

 $

 3,965,702

 Electrical Components & Equipment - 2.6%

 53,717

 AMETEK, Inc.

 $

 2,246,982

 Industrial Conglomerates - 3.0%

 42,520

 Danaher Corp.

 $

 2,619,232

 Industrial Machinery - 2.7%

 37,075

 Illinois Tool Works, Inc.

 $

 2,280,112

 Total Capital Goods

 $

 11,112,028

 Consumer Durables & Apparel - 1.1%

 Apparel, Accessories & Luxury Goods - 1.1%

 5,915

 VF Corp.

 $

 953,853

 Total Consumer Durables & Apparel

 $

 953,853

 Consumer Services - 3.1%

 Hotels, Resorts & Cruise Lines - 2.1%

 46,385

 Marriott International, Inc.

 $

 1,829,888

 Restaurants - 1.0%

 15,065

 Starbucks Corp.

 $

 825,863

 Total Consumer Services

 $

 2,655,751

 Retailing - 12.9%

 Internet Retail - 1.3%

 1,660

 priceline.com, Inc. *

 $

 1,141,383

 Department Stores - 1.6%

 25,560

 Nordstrom, Inc.

 $

 1,385,863

 General Merchandise Stores - 1.5%

 29,185

 Dollar Tree, Inc. *

 $

 1,318,724

 Apparel Retail - 3.2%

 61,450

 TJX Companies, Inc.

 $

 2,763,406

 Specialty Stores - 1.9%

 57,505

 Sally Beauty Holdings, Inc. *

 $

 1,595,189

 Automotive Retail - 2.0%

 16,725

 O'Reilly Automotive, Inc. *

 $

 1,701,602

 Homefurnishing Retail - 1.4%

 21,695

 Bed Bath & Beyond, Inc. *

 $

 1,231,191

 Total Retailing

 $

 11,137,358

 Food, Beverage & Tobacco - 6.1%

 Soft Drinks - 2.3%

 26,505

 PepsiCo, Inc.

 $

 2,008,284

 Packaged Foods & Meats - 3.8%

 13,096

 Kraft Foods Group, Inc. *

 $

 634,763

 20,430

 Mead Johnson Nutrition Co.

 1,530,411

 39,285

 Mondelez International, Inc.

 1,086,230

 $

 3,251,404

 Total Food, Beverage & Tobacco

 $

 5,259,688

 Household & Personal Products - 2.1%

 Household Products - 2.1%

 28,950

 Church & Dwight Co., Inc.

 $

 1,793,742

 Total Household & Personal Products

 $

 1,793,742

 Health Care Equipment & Services - 8.0%

 Health Care Equipment - 3.0%

 23,665

 Baxter International, Inc.

 $

 1,599,754

 1,970

 Intuitive Surgical, Inc. *

 1,004,483

 $

 2,604,237

 Health Care Services - 2.7%

 41,410

 Express Scripts Holding Co. *

 $

 2,356,643

 Health Care Technology - 2.3%

 22,480

 Cerner Corp. *

 $

 1,966,101

 Total Health Care Equipment & Services

 $

 6,926,981

 Pharmaceuticals, Biotechnology & Life Sciences - 8.5%

 Biotechnology - 5.4%

 27,455

 Celgene Corp. *

 $

 2,832,807

 43,065

 Gilead Sciences, Inc. *

 1,839,306

 $

 4,672,113

 Pharmaceuticals - 3.1%

 34,785

 Johnson & Johnson

 $

 2,647,486

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,319,599

 Diversified Financials - 5.8%

 Specialized Finance - 1.8%

 10,175

 IntercontinentalExchange, Inc. *

 $

 1,575,294

 Asset Management & Custody Banks - 2.4%

 13,885

 Affiliated Managers Group, Inc. *

 $

 2,030,404

 Investment Banking & Brokerage - 1.6%

 9,150

 The Goldman Sachs Group, Inc.

 $

 1,370,304

 Total Diversified Financials

 $

 4,976,002

 Software & Services - 15.0%

 Internet Software & Services - 2.6%

 1,340

 Google, Inc. *

 $

 1,073,608

 7,100

 LinkedIn Corp. *

 1,194,078

 $

 2,267,686

 IT Consulting & Other Services - 4.2%

 11,830

 Cognizant Technology Solutions Corp. *

 $

 908,189

 13,490

 International Business Machines Corp.

 2,709,197

 $

 3,617,386

 Data Processing & Outsourced Services - 2.8%

 15,065

 Visa, Inc.

 $

 2,389,912

 Application Software - 1.1%

 13,335

 Citrix Systems, Inc. *

 $

 945,452

 Systems Software - 4.3%

 29,505

 Check Point Software Technologies, Ltd. *

 $

 1,549,308

 62,710

 Oracle Corp.

 2,148,445

 $

 3,697,753

 Total Software & Services

 $

 12,918,189

 Technology Hardware & Equipment - 9.6%

 Communications Equipment - 3.1%

 40,860

 Qualcomm, Inc.

 $

 2,681,642

 Computer Hardware - 5.1%

 10,005

 Apple, Inc.

 $

 4,416,206

 Computer Storage & Peripherals - 1.4%

 50,725

 EMC Corp. *

 $

 1,167,182

 Total Technology Hardware & Equipment

 $

 8,265,030

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductors - 1.1%

 27,215

 Altera Corp.

 $

 963,955

 Total Semiconductors & Semiconductor Equipment

 $

 963,955

 TOTAL COMMON STOCKS

 (Cost $55,524,149)

 $

 81,863,331

 TEMPORARY CASH INVESTMENT - 1.3%

 Repurchase Agreement - 1.3%

 1,095,000

 Bank of Nova Scotia, Inc., 0.18%, dated 2/28/13, repurchase price of

 $1,095,000 plus accrued interest on 3/1/13 collateralized by $1,116,906

 Federal National Mortgage Association, 2.5%, 9/1/27

 $

 1,095,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $1,095,000)

 $

 1,095,000

 TOTAL INVESTMENT IN SECURITIES - 96.2%

 (Cost $56,619,149) (a)

 $

 82,958,331

 OTHER ASSETS & LIABILITIES - 3.8%

 $

 3,316,843

 TOTAL NET ASSETS - 100.0%

 $

 86,275,174

 *

 Non-income producing security.

 (a)

 At February 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $56,745,788 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 27,986,962

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,774,419)

 Net unrealized gain

 $

 26,212,543

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
81,863,331

$
-

$
-

$
81,863,331

 Repurchase Agreement

-

1,095,000

-

1,095,000

 Total

$
81,863,331

$
1,095,000

$
-

$
82,958,331

 During the year ended February 28, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 29, 2013 * Print the name and title of each signing officer under his or her signature.